Shareholder Fees - Class A - Thrivent Government Bond Fund - Class A	Feb. 28, 2021
Shareholder Fees:
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	1.00%